Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Charlotte Funds
Entity Central Index Key	0001532203
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000109500
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VTIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2015	$10,000	$10,000	$10,000
2016	$10,151	$10,158	$9,892
2016	$10,315	$10,330	$10,872
2016	$10,677	$10,696	$11,109
2016	$10,538	$10,570	$10,647
2017	$10,357	$10,395	$10,176
2017	$10,509	$10,558	$10,383
2017	$10,536	$10,588	$10,884
2017	$10,660	$10,721	$10,781
2018	$10,647	$10,717	$11,374
2018	$10,782	$10,854	$11,180
2018	$10,830	$10,911	$10,855
2018	$10,839	$10,925	$10,556
2019	$11,130	$11,221	$11,004
2019	$11,363	$11,458	$10,899
2019	$11,843	$11,948	$11,260
2019	$11,965	$12,075	$11,384
2020	$12,112	$12,227	$11,438
2020	$12,077	$12,205	$11,273
2020	$12,274	$12,416	$11,929
2020	$12,334	$12,483	$11,949
2021	$12,359	$12,506	$12,371
2021	$12,097	$12,258	$12,029
2021	$12,335	$12,497	$12,127
2021	$12,091	$12,248	$11,711
2022	$11,961	$12,132	$11,391
2022	$11,235	$11,393	$10,159
2022	$11,296	$11,442	$9,889
2022	$10,620	$10,769	$8,831
2023	$10,827	$10,970	$9,775
2023	$10,960	$11,119	$9,763
2023	$10,955	$11,125	$9,646
2023	$10,782	$10,972	$9,060
2024	$11,443	$11,629	$9,758
2024	$11,339	$11,535	$9,415
2024	$11,676	$11,861	$9,760
2024	$11,815	$12,008	$9,844
2025	$11,924	$12,150	$9,621
2025	$12,083	$12,293	$10,308
2025	$12,122	$12,348	$10,257
2025	$12,324	$12,546	$10,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	4.30%	-0.02%	2.11%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.10%	2.29%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 112,663,000,000
Holdings Count | Holding	7,352
Advisory Fees Paid, Amount	$ 9,684,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$112,663
Number of Portfolio Holdings	7,352
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$9,684

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.1%
Europe	63.2%
North America	10.6%
Oceania	4.0%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109503
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BNDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2015	$10,000	$10,000	$10,000
2016	$10,153	$10,158	$9,892
2016	$10,321	$10,330	$10,872
2016	$10,679	$10,696	$11,109
2016	$10,546	$10,570	$10,647
2017	$10,365	$10,395	$10,176
2017	$10,518	$10,558	$10,383
2017	$10,541	$10,588	$10,884
2017	$10,667	$10,721	$10,781
2018	$10,662	$10,717	$11,374
2018	$10,791	$10,854	$11,180
2018	$10,842	$10,911	$10,855
2018	$10,853	$10,925	$10,556
2019	$11,149	$11,221	$11,004
2019	$11,378	$11,458	$10,899
2019	$11,861	$11,948	$11,260
2019	$11,982	$12,075	$11,384
2020	$12,132	$12,227	$11,438
2020	$12,098	$12,205	$11,273
2020	$12,306	$12,416	$11,929
2020	$12,365	$12,483	$11,949
2021	$12,386	$12,506	$12,371
2021	$12,130	$12,258	$12,029
2021	$12,372	$12,497	$12,127
2021	$12,128	$12,248	$11,711
2022	$12,004	$12,132	$11,391
2022	$11,269	$11,393	$10,159
2022	$11,334	$11,442	$9,889
2022	$10,653	$10,769	$8,831
2023	$10,865	$10,970	$9,775
2023	$11,003	$11,119	$9,763
2023	$11,001	$11,125	$9,646
2023	$10,831	$10,972	$9,060
2024	$11,490	$11,629	$9,758
2024	$11,393	$11,535	$9,415
2024	$11,732	$11,861	$9,760
2024	$11,871	$12,008	$9,844
2025	$11,988	$12,150	$9,621
2025	$12,144	$12,293	$10,308
2025	$12,190	$12,348	$10,257
2025	$12,392	$12,546	$10,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	4.39%	0.04%	2.17%
ETF Shares Market Price	4.50%	0.05%	2.15%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.10%	2.29%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 112,663,000,000
Holdings Count | Holding	7,352
Advisory Fees Paid, Amount	$ 9,684,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$112,663
Number of Portfolio Holdings	7,352
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$9,684

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.1%
Europe	63.2%
North America	10.6%
Oceania	4.0%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109501
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2015	$10,000	$10,000	$10,000
2016	$10,152	$10,158	$9,892
2016	$10,321	$10,330	$10,872
2016	$10,680	$10,696	$11,109
2016	$10,546	$10,570	$10,647
2017	$10,367	$10,395	$10,176
2017	$10,519	$10,558	$10,383
2017	$10,542	$10,588	$10,884
2017	$10,668	$10,721	$10,781
2018	$10,660	$10,717	$11,374
2018	$10,791	$10,854	$11,180
2018	$10,845	$10,911	$10,855
2018	$10,849	$10,925	$10,556
2019	$11,146	$11,221	$11,004
2019	$11,375	$11,458	$10,899
2019	$11,856	$11,948	$11,260
2019	$11,979	$12,075	$11,384
2020	$12,127	$12,227	$11,438
2020	$12,092	$12,205	$11,273
2020	$12,296	$12,416	$11,929
2020	$12,356	$12,483	$11,949
2021	$12,377	$12,506	$12,371
2021	$12,120	$12,258	$12,029
2021	$12,359	$12,497	$12,127
2021	$12,115	$12,248	$11,711
2022	$11,989	$12,132	$11,391
2022	$11,251	$11,393	$10,159
2022	$11,319	$11,442	$9,889
2022	$10,636	$10,769	$8,831
2023	$10,844	$10,970	$9,775
2023	$10,984	$11,119	$9,763
2023	$10,978	$11,125	$9,646
2023	$10,806	$10,972	$9,060
2024	$11,463	$11,629	$9,758
2024	$11,366	$11,535	$9,415
2024	$11,704	$11,861	$9,760
2024	$11,844	$12,008	$9,844
2025	$11,960	$12,150	$9,621
2025	$12,114	$12,293	$10,308
2025	$12,155	$12,348	$10,257
2025	$12,358	$12,546	$10,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	4.34%	0.00%	2.14%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.10%	2.29%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 112,663,000,000
Holdings Count | Holding	7,352
Advisory Fees Paid, Amount	$ 9,684,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$112,663
Number of Portfolio Holdings	7,352
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$9,684

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.1%
Europe	63.2%
North America	10.6%
Oceania	4.0%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109502
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VTIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,076,193	$5,079,029	$4,945,786
2016	$5,162,324	$5,165,189	$5,436,245
2016	$5,341,787	$5,348,014	$5,554,431
2016	$5,274,553	$5,285,090	$5,323,437
2017	$5,185,602	$5,197,273	$5,088,247
2017	$5,262,469	$5,278,771	$5,191,252
2017	$5,275,386	$5,293,771	$5,442,076
2017	$5,338,910	$5,360,444	$5,390,438
2018	$5,334,842	$5,358,575	$5,687,090
2018	$5,401,733	$5,426,883	$5,589,913
2018	$5,428,049	$5,455,510	$5,427,257
2018	$5,431,819	$5,462,587	$5,278,046
2019	$5,579,867	$5,610,646	$5,501,815
2019	$5,695,756	$5,729,108	$5,449,700
2019	$5,937,417	$5,974,180	$5,630,051
2019	$5,997,794	$6,037,703	$5,691,961
2020	$6,072,403	$6,113,686	$5,718,900
2020	$6,055,845	$6,102,374	$5,636,594
2020	$6,160,954	$6,208,214	$5,964,427
2020	$6,190,119	$6,241,617	$5,974,260
2021	$6,200,026	$6,252,904	$6,185,478
2021	$6,072,740	$6,129,192	$6,014,664
2021	$6,194,650	$6,248,479	$6,063,345
2021	$6,071,257	$6,123,998	$5,855,364
2022	$6,009,013	$6,066,217	$5,695,324
2022	$5,639,559	$5,696,337	$5,079,500
2022	$5,673,075	$5,720,963	$4,944,429
2022	$5,332,641	$5,384,409	$4,415,736
2023	$5,439,336	$5,485,012	$4,887,484
2023	$5,506,868	$5,559,318	$4,881,418
2023	$5,506,754	$5,562,501	$4,823,219
2023	$5,420,942	$5,486,137	$4,530,082
2024	$5,752,047	$5,814,315	$4,878,794
2024	$5,702,910	$5,767,505	$4,707,632
2024	$5,871,315	$5,930,305	$4,879,880
2024	$5,941,944	$6,003,967	$4,921,928
2025	$6,001,843	$6,075,147	$4,810,607
2025	$6,078,603	$6,146,472	$5,153,992
2025	$6,101,600	$6,174,052	$5,128,713
2025	$6,204,104	$6,273,083	$5,179,035

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	4.41%	0.05%	2.18%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.10%	2.29%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 112,663,000,000
Holdings Count | Holding	7,352
Advisory Fees Paid, Amount	$ 9,684,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$112,663
Number of Portfolio Holdings	7,352
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$9,684

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.1%
Europe	63.2%
North America	10.6%
Oceania	4.0%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000217896
Shareholder Report [Line Items]
Fund Name	Total International Bond II Index Fund
Class Name	Investor Shares
Trading Symbol	VTIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2/26/21	$10,000	$10,000	$10,000
4/30/21	$9,975	$9,988	$9,916
7/31/21	$10,183	$10,183	$9,996
10/31/21	$9,972	$9,980	$9,654
1/31/22	$9,860	$9,886	$9,390
4/30/22	$9,249	$9,283	$8,374
7/31/22	$9,307	$9,323	$8,152
10/31/22	$8,745	$8,774	$7,280
1/31/23	$8,916	$8,938	$8,058
4/30/23	$9,030	$9,060	$8,048
7/31/23	$9,028	$9,065	$7,952
10/31/23	$8,885	$8,940	$7,469
1/31/24	$9,425	$9,475	$8,043
4/30/24	$9,347	$9,399	$7,761
7/31/24	$9,615	$9,664	$8,045
10/31/24	$9,725	$9,784	$8,115
1/31/25	$9,825	$9,900	$7,931
4/30/25	$9,953	$10,016	$8,497
7/31/25	$9,982	$10,061	$8,456
10/31/25	$10,147	$10,223	$8,538

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/26/21
Investor Shares	4.34%	0.31%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.47%
Bloomberg Global Aggregate Index ex USD	5.22%	-3.32%

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 133,998,000,000
Holdings Count | Holding	7,717
Advisory Fees Paid, Amount	$ 14,333,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$133,998
Number of Portfolio Holdings	7,717
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$14,333

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.2%
Europe	63.0%
North America	10.8%
Oceania	3.9%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000217897
Shareholder Report [Line Items]
Fund Name	Total International Bond II Index Fund
Class Name	Institutional Shares
Trading Symbol	VTILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2/17/21	$5,000,000	$5,000,000	$5,000,000
4/30/21	$4,936,530	$4,946,745	$4,927,285
7/31/21	$5,036,192	$5,043,019	$4,967,165
10/31/21	$4,934,516	$4,942,553	$4,796,784
1/31/22	$4,878,782	$4,895,919	$4,665,678
4/30/22	$4,580,190	$4,597,397	$4,161,187
7/31/22	$4,608,167	$4,617,272	$4,050,536
10/31/22	$4,330,776	$4,345,646	$3,617,424
1/31/23	$4,415,235	$4,426,841	$4,003,886
4/30/23	$4,471,143	$4,486,812	$3,998,916
7/31/23	$4,470,748	$4,489,380	$3,951,239
10/31/23	$4,401,420	$4,427,748	$3,711,098
1/31/24	$4,669,348	$4,692,614	$3,996,767
4/30/24	$4,628,696	$4,654,835	$3,856,549
7/31/24	$4,765,423	$4,786,228	$3,997,657
10/31/24	$4,822,551	$4,845,679	$4,032,102
1/31/25	$4,870,374	$4,903,127	$3,940,907
4/30/25	$4,934,476	$4,960,691	$4,222,212
7/31/25	$4,953,337	$4,982,951	$4,201,503
10/31/25	$5,034,510	$5,062,877	$4,242,728

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/17/21
Institutional Shares	4.40%	0.15%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.27%
Bloomberg Global Aggregate Index ex USD	5.22%	-3.43%

Performance Inception Date	Feb. 17, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 133,998,000,000
Holdings Count | Holding	7,717
Advisory Fees Paid, Amount	$ 14,333,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$133,998
Number of Portfolio Holdings	7,717
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$14,333

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.2%
Europe	63.0%
North America	10.8%
Oceania	3.9%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature